Property, Plant and Equipment, Net - Changes in Carrying Amount of Property, Plant and Equipment (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss on property plant and equipment	₩ 608,122	₩ 275,846	₩ 213,183
Lithium production facility [member] | Gwangyang And Argentina [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss on property plant and equipment		₩ 196,207
Hydrogen peroxide manufacturing facility [member] | Gwangyang [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss on property plant and equipment	46,535
Steelmaking plant no.1 and Blast furnace no.4 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss on property plant and equipment	227,239
Anode/cathode material assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss on property plant and equipment	₩ 307,911